PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 3,496.5
Net impairment (reversal) charge	(455.5)	$ 0.0
Balance, end of the year	4,269.4	3,496.5
Estimated depreciation reduction	275.0	221.7
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Estimated depreciation reduction	10.0
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,409.4
Balance, end of the year	107.6	2,409.4
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	599.9
Balance, end of the year	2,241.4	599.9
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	384.7
Balance, end of the year	1,811.8	384.7
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	102.5
Balance, end of the year	108.6	102.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	6,795.9	5,654.3
Additions	679.2	1,141.3
Changes in asset retirement obligations	(21.4)	36.2
UJV lease adjustment		(29.4)
Disposals/derecognition	(50.3)	(17.6)
Transfers of Côté Gold Construction in progress	0.0
Transfers within property, plant and equipment	0.0	0.0
Transfers from exploration & evaluation assets		11.1
Balance, end of the year	7,403.4	6,795.9
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,409.4	1,563.9
Additions	320.0	866.5
Changes in asset retirement obligations	0.0	0.0
UJV lease adjustment		(4.0)
Disposals/derecognition	0.0	(5.5)
Transfers of Côté Gold Construction in progress	(2,367.1)
Transfers within property, plant and equipment	(254.7)	(11.5)
Transfers from exploration & evaluation assets		0.0
Balance, end of the year	107.6	2,409.4
Cost | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,692.9	2,506.8
Additions	253.4	138.9
Changes in asset retirement obligations	(21.4)	36.2
UJV lease adjustment		0.0
Disposals/derecognition	0.0	0.0
Transfers of Côté Gold Construction in progress	1,098.8
Transfers within property, plant and equipment	96.1	(0.1)
Transfers from exploration & evaluation assets		11.1
Balance, end of the year	4,119.8	2,692.9
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,554.6	1,498.2
Additions	71.0	56.2
Changes in asset retirement obligations	0.0	0.0
UJV lease adjustment		0.0
Disposals/derecognition	(41.7)	(11.6)
Transfers of Côté Gold Construction in progress	1,268.3
Transfers within property, plant and equipment	158.9	11.8
Transfers from exploration & evaluation assets		0.0
Balance, end of the year	3,011.1	1,554.6
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	139.0	85.4
Additions	34.8	79.7
Changes in asset retirement obligations	0.0	0.0
UJV lease adjustment		(25.4)
Disposals/derecognition	(8.6)	(0.5)
Transfers of Côté Gold Construction in progress	0.0
Transfers within property, plant and equipment	(0.3)	(0.2)
Transfers from exploration & evaluation assets		0.0
Balance, end of the year	164.9	139.0
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,299.4)	(3,056.3)
Depreciation expense	303.0	254.9
Disposals/derecognition	48.7	11.8
Transfers within property, plant and equipment		0.0
Net impairment (reversal) charge	(419.7)
Balance, end of the year	(3,134.0)	(3,299.4)
Accumulated Depreciation and Impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals/derecognition	0.0	0.0
Transfers within property, plant and equipment		0.0
Net impairment (reversal) charge	0.0
Balance, end of the year	0.0	0.0
Accumulated Depreciation and Impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(2,093.0)	(1,963.1)
Depreciation expense	157.2	141.4
Disposals/derecognition	0.0	0.0
Transfers within property, plant and equipment		(11.5)
Net impairment (reversal) charge	(371.8)
Balance, end of the year	(1,878.4)	(2,093.0)
Accumulated Depreciation and Impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,169.9)	(1,078.9)
Depreciation expense	116.8	90.8
Disposals/derecognition	40.8	11.3
Transfers within property, plant and equipment		11.5
Net impairment (reversal) charge	(46.6)
Balance, end of the year	(1,199.3)	(1,169.9)
Accumulated Depreciation and Impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(36.5)	(14.3)
Depreciation expense	29.0	22.7
Disposals/derecognition	7.9	0.5
Transfers within property, plant and equipment		0.0
Net impairment (reversal) charge	(1.3)
Balance, end of the year	$ (56.3)	$ (36.5)